Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Deferred tax assets
Allowance for doubtful accounts	$ 30,043	$ 28,462
Accrued expenses	93,025	77,786
Net operating loss carry-forward	231,187	254,914
Total deferred tax assets	354,255	361,162
Less: valuation allowance	(248,984)	(263,230)
Total deferred tax assets, net	105,271	97,932
Deferred tax liabilities
Acquired assets	1,764	2,557
Tax impact from the unrealized gain on long-term investments	12,330	11,617
Total deferred tax liabilities	$ 14,094	$ 14,174